Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Subscribed capital	Capital reserve	Retained earnings (losses)	Foreign currency translation reserve	Total
Balance at beginning of period at Jun. 30, 2022	€ 1	€ 498,872	€ (70,837)	€ 1,528	€ 429,564
Net income/(loss)			(17,019)		(17,019)
Other comprehensive loss				(19)	(19)
Comprehensive (loss) income			(17,019)	(19)	(17,038)
Share options exercised		(1,077)			(1,077)
Reclassification due to cash settlement of share-based compensation		(57)			(57)
Share-based compensation		29,882			29,882
Balance at ending of period at Jun. 30, 2023	1	529,775	(87,856)	1,509	443,429
Net income/(loss)			(24,911)		(24,911)
Other comprehensive loss				(13)	(13)
Comprehensive (loss) income			(24,911)	(13)	(24,923)
Reclassification due to cash settlement of share-based compensation		(1,370)			(1,370)
Share-based compensation		18,508			18,508
Balance at ending of period at Jun. 30, 2024	1	546,913	(112,767)	1,496	435,643
Net income/(loss)			569,959		569,959
Other comprehensive loss				(5,965)	(5,965)
Comprehensive (loss) income			569,959	(5,965)	563,994
Capital increase	1	345,552			345,553
Share options exercised		7,133			7,133
Reclassification due to cash settlement of share-based compensation		(1,846)			(1,846)
Share-based compensation		14,287			14,287
Balance at ending of period at Jun. 30, 2025	€ 2	€ 912,039	€ 457,192	€ (4,469)	€ 1,364,764